FINANCIAL RISK MANAGEMENT (Capital risk narrative) (Details)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt to capital ratio	7.00%	11.00%